Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Statement [Line Items]
Basic and diluted net income loss per share	$ (0.19)	$ 0.22	$ 0.35	$ (0.08)
Class B Common Stock
Statement [Line Items]
Basic and diluted net income loss per share	$ (0.19)	$ 0.22	$ 0.35	$ (0.08)